Commission and Fee Income	12 Months Ended
Dec. 31, 2017
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and Fee Income

in € m.	2017	2016	2015
Commission and fee income and expense:
Commission and fee income	14,102	14,999	16,412
Commission and fee expense	3,100	3,255	3,647
Net commissions and fee income	11,002	11,744	12,765

in € m.	2017	2016	2015
Net commissions and fee income:
Net commissions and fees from fiduciary activities	4,320	4,287	4,480
Net commissions, brokers’ fees, mark-ups on securities underwriting and other securities activities	2,985	3,305	4,134
Net fees for other customer services	3,698	4,152	4,151
Net commissions and fee income	11,002	11,744	12,765